COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Bank guarantee to secure lease agreements	$ 16,407	$ 19,793